2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
Tactical Income Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Registered Investment Companies — 73 .4%
U.S. Fixed Income — 55.3%
BrandywineGLOBAL High Yield Fund - Class IS 1,079,763 10,991,985
Diamond Hill Short Duration Securitized Bond
Fund - Class Y .................... 1,278,021 12,805,774
Fidelity Advisor Short Duration High Income Fund
- Class Z ........................ 970,398 8,636,543
iShares 20+ Year Treasury Bond ETF
(1)
...... 245,276 22,327,474
PIMCO Low Duration Income Fund - Class I .. 1,189,391 9,669,749
64,431,525
International Fixed Income — 18.1%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 1,303,467 10,440,767
iShares J.P. Morgan USD Emerging Markets Bond
ETF
(1)
.......................... 117,173 10,614,702
21,055,469
Total Registered Investment Companies
(Cost $ 84,387,909 ) ................. 85,486,994
Money Market Registered Investment Companies — 26 .4%
Meeder Government Money Market Fund - Class
F , 4.18%
(2)
....................... 30,786,627 30,786,627
Total Money Market Registered Investment
Companies
(Cost $ 30,764,790 ) ................. 30,786,627
Total Investments — 99 .8%
(Cost $ 115,152,699 ) ................ 116,273,621
Other Assets less Liabilities — 0 .2% ....... 195,779
Total Net Assets — 100 .0% ............. 116,469,400
Trustee Deferred Compensation
(3)
Meeder Balanced Fund - Retail Class ....... 1,691 20,664
Meeder Conservative Allocation Fund - Retail
Class .......................... 455 10,483
Meeder Dynamic Allocation Fund - Retail Class 4,419 57,933
Meeder Muirfield Fund - Retail Class ....... 2,715 23,919
Total Trustee Deferred Compensation
(Cost $ 104,728 ) ................... 112,999
(1) Exchange-traded fund.
(2) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2025.
(3) Assets of affiliates to the Tactical Income Fund held for the benefit of the
Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.